Supplementary Cash Flow Information - Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, short-term borrowings	$ 179
Beginning balance, lease liabilities	2,658	$ 2,836
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Repayment of Long-Term Debt	0	(1,346)
Principal Repayment of Leases	(299)	(288)
Variable Dividends Declared on Common Shares	251	0
Payment for Purchase of Warrants	0	(711)
Non-Cash Changes:
Lease Additions	363	57
Warrants Purchased and Cancelled	87
Ending balance, short term borrowings	173	179
Ending balance, lease liabilities	2,927	2,658
Common Shares
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Variable Dividends Declared on Common Shares	251
Preferred Shares
Non-Cash Changes:
Warrants Purchased and Cancelled	163	0
Dividends Payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, dividend payable	9	9
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Dividends Paid	(1,551)	(1,026)
Non-Cash Changes:
Ending balance, dividend payable	0	9
Dividends Payable | Common Shares
Non-Cash Changes:
Dividends declared	1,255	990
Variable Dividends Declared on Common Shares	251
Dividends Payable | Preferred Shares
Non-Cash Changes:
Dividends declared	36	36
Warrants
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, warrant payable	0	0
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Payment for Purchase of Warrants		(711)
Finance and Transaction Costs		(2)
Non-Cash Changes:
Finance and Transaction Costs	0	2
Warrants Purchased and Cancelled		711
Ending balance, warrant payable	0	0
Short-Term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, short-term borrowings	179	115
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Net Issuance (Repayment) of Short-Term Borrowings	5	58
Non-Cash Changes:
Exchange Rate Movements and Other	(11)	6
Ending balance, short term borrowings	173	179
Long-Term Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, long term debt	7,108	8,691
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Repayment of Long-Term Debt		(1,346)
Non-Cash Changes:
Net Premium (Discount) on Redemption of Long-Term Debt		(84)
Finance and Transaction Costs	(16)	(19)
Exchange Rate Movements and Other	442	(134)
Ending balance, long term debt	7,534	7,108
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, lease liabilities	2,658	2,836
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Principal Repayment of Leases	(299)	(288)
Non-Cash Changes:
Lease Acquisitions		33
Lease Additions	363	57
Exchange Rate Movements and Other	205	20
Ending balance, lease liabilities	$ 2,927	$ 2,658